Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

a.	Israeli taxation:

1.	Industry Encouragement (Taxes) Law, 1969

In accordance with this status and by virtue of published regulations, the Company is entitled to claim a depreciation deduction at increased rates in respect of equipment used in industrial activity, as stipulated in regulations by virtue of the Adjustments Law. In addition, the Company is entitled to a reduction in respect of a patent or the right to utilize a patent or knowledge, used for the development or promotion of the plant, to deduct expenses for the issuance of shares listed on the stock exchange and to file a consolidated report under certain conditions.

2.	Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

3.	The Company has not received any final tax assessments since inception. As of December 31, 2024, the Company’s tax years until December 31, 2019 are subject to statutes of limitation in Israel.

4.	The Company has net operating losses from prior tax periods which may be subjected to examination in future periods.

5.	Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

As of December 31, 2024, certain foreign subsidiaries of the Company had undistributed earnings of $45,378, which were designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes. The Company has estimated the amount of unrecognized deferred tax liability related to these earnings to be approximately $10,437.

c.	The components of the net profit (loss) before the provision for income taxes were as follows:

	Year Ended December 31,
	2022	2023	2024

	(in thousands)
Israel	$(170,138)	$(120,835)	$(74,754)
Foreign	(31,279)	(10,961)	(4,639)

Total	$(201,417)	$(131,797)	$(79,393)

d.	The provision for income taxes was as follows:

	Year Ended December 31,
	2022	2023	2024
	(in thousands)
Current:
Israel	$-	$-	$23
Foreign	1,512	2,059	2,638

Total current income tax expense	$1,512	$2,059	$2,661

Deferred:
Israel	$-	$-	$-
Foreign	(7,524)	(51)	(6,506)

Total deferred income tax benefit	(7,524)	(51)	(6,506)

Total provision for income taxes	$(6,012)	$2,008	$(3,845)

e.	Reconciliation of the theoretical tax expenses:

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year Ended December 31,
	2022	2023	2024
	(in thousands)
Theoretical income tax expense (benefit)	$(46,326)	$(30,313)	$(18,260)
Change in valuation allowance	43,134	28,471	15,043
Return to provision true ups	395	884	143
Foreign tax rate differentials	311	352	753
Shared Based Compensations non-deductible (taxable)	(929)	2,402	(1,159)
Non-deductible expenses	820	512	298
Tax rate change impact	(1,883)	(139)	124
Foreign exchange impact	874	(430)	(511)
State Taxes	(316)	170	(299)
Valuation allowance on acquisition balances	(3,482)	-	-
R&D credits	-	(208)	(1,427)
Other	1,390	307	1,450

Total	$(6,012)	$2,008	$(3,845)

f.	Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2023	2024
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards *)	$88,395	$93,943
Research and development expenses	21,056	26,545
Leasing liabilities	5,350	5,615
Accruals and reserves	460	683
Share-based compensation	8,902	12,505
R&D tax credits	351	2,843
Bad debt	149	244
Capital losses	-	129
Gross deferred tax assets	124,663	142,507
Valuation allowance	(107,682)	(122,725)
Total deferred tax assets	16,981	19,782

Deferred tax liabilities:
Deferred contract acquisition costs	570	818
Leasing assets	4,944	4,946
Property and equipment	171	194
Intangibles	17,790	13,824
Other	13	-
Gross deferred tax liabilities	23,488	19,782

Deferred taxes assets (liabilities), net	$(6,507)	$-

*) Refer to note 11g.

As of December 31, 2024, the Company had approximately $ 345,459, $28,364 and $15,674 in net operating loss carryforwards in Israel, UK and US that can be carried forward indefinitely.

g.	Uncertain tax position

The Company operates its business in various countries and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2023	2024
	(in thousands)

Beginning balance	$53,670	$-
Increases related to tax positions taken during the current year	-	-
Decrease related to tax positions taken during the current year	(53,670)	-
Ending balance	$-	$-